Equity and Remuneration to Shareholders - Summary of Calculation of Diluted Earnings per Share (Detail) - BRL (R$) R$ / shares in Units, shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Net income for the year	R$ 1,002	R$ 334	R$ 2,469
Preferred shares [member]
Earnings per share [line items]
Total basic earnings for the preferred shares	819	291	1,643
Diluted earnings for the common shares (D)	R$ 819	R$ 264	R$ 1,643
Diluted earnings per common share ( D / No. of common shares )	R$ 0.84	R$ 0.32	R$ 1.96
Common shares [member]
Earnings per share [line items]
Total basic earnings for the preferred shares	R$ 182	R$ 44	R$ 826
Diluted earnings for the common shares (D)	R$ 182	R$ 30	R$ 826
Diluted earnings per common share ( D / No. of common shares )	R$ 0.37	R$ 0.07	R$ 1.96
RME/Lepsa Option [Member] | Preferred shares [member]
Earnings per share [line items]
Dilutive effect		(22)
RME/Lepsa Option [Member] | Common shares [member]
Earnings per share [line items]
Dilutive effect		(11)
Ativas Option [Member] | Preferred shares [member]
Earnings per share [line items]
Dilutive effect		(5)
Ativas Option [Member] | Common shares [member]
Earnings per share [line items]
Dilutive effect		(2)